Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (“Item 402(v)”), we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” have been calculated in a manner consistent with Item 402(v). Use of the term “compensation actually paid” is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the CD&A section of this Proxy Statement. For further information concerning the Company’s pay-for-performance philosophy and how the Company seeks to align executive compensation with the Company’s performance, refer to the CD&A section of this Proxy Statement.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)(7)	One-Year Relative Total Shareholder Return Versus the NBI(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2023	$12,500,023	$14,224,215	$2,699,299	$3,119,211	$83.74	$118.87	($366,286,000)	89th percentile
2022	$7,299,077	$9,570,917	$2,803,964	$2,735,368	$62.52	$113.65	($269,722,000)	81st percentile
2021	$13,305,673	($2,596,842)	$3,834,223	$713,811	$50.37	$126.45	($28,597,000)	41st percentile
2020	$10,963,040	$3,439,140	$5,450,933	$1,822,613	$93.59	$126.42	($479,743,000)	35th percentile
(1)
The dollar amounts reported are the amounts of total compensation reported for Dr. Monia (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table on page 70 of this Proxy Statement.

(2)
The dollar amounts represent the amount of compensation actually paid to Dr. Monia, as computed in accordance with Item 402(v). The dollar amounts shown in this column differ from the amounts shown in the proxy statement filed in 2023, for the years ended 2022 and 2021, due to a correction in the methodology used to calculate the value of PRSU awards. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Monia during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to Dr. Monia’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Deduct: Reported Value of Equity Awards(a)	Add: Equity Award Adjustments(b)	Add: Reported Change in the Actuarial Present Value of Pension Benefits(c)	Add: Pension Benefit Adjustments(c)	Compensation Actually Paid to PEO
2023	$12,500,023	($10,116,777)	$11,840,969	$—	$—	$14,224,215
2022	$7,299,077	($5,586,119)	$7,857,959	$—	$—	$9,570,917
2021	$13,305,673	($11,986,030)	($3,916,485)	$—	$—	($2,596,842)
2020	$10,963,040	($9,620,555)	$2,096,655	$—	$—	$3,439,140
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards as of the end of the Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(i)	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation(ii)	Total Equity Award Adjustments
2023	$13,634,223	($3,371,063)	$—	$1,577,809	$—	$—	$11,840,969
2022	$5,731,326	$1,810,281	$—	$503,613	($187,261)	$—	$7,857,959
2021	$4,655,272	($7,885,945)	$—	($621,017)	($64,795)	$—	($3,916,485)
2020	$7,071,074	($4,319,642)	$—	($654,778)	$—	$—	$2,096,655
(i)	We do not grant any equity awards that vest in the same year as grant.
(ii)	We do not pay dividends or other earnings on stock or option awards.
(c)	We do not provide pension benefits to any employees of the Company.
(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Dr. Monia) in the “Total” column of the Summary Compensation Table of the Proxy Statement for each applicable year. The names of each of the NEOs (excluding Dr. Monia) included for purposes of calculating the average amounts in each applicable year are as follows:

(i)
For 2023, Elizabeth L. Hougen (EVP & CFO), Onaiza Cadoret-Manier (EVP, Chief Global Product Strategy and Operations Officer), Richard S. Geary (EVP, Chief Development Officer), and Eric Swayze (EVP, Research);

(ii)
For 2022, Elizabeth L. Hougen (EVP & CFO), Joseph T. Baroldi (EVP, Chief Business Officer), Onaiza Cadoret-Manier (EVP, Chief Global Product Strategy and Operations Officer) and Richard S. Geary (EVP, Chief Development Officer);

(iii)
For 2021, Elizabeth L. Hougen (EVP & CFO), Patrick R. O’Neil (EVP, Chief Legal Officer and General Counsel), Onaiza Cadoret-Manier (EVP, Chief Global Product Strategy and Operations Officer) and Eric Swayze (EVP, Research).

(iv)	For 2020, Elizabeth L. Hougen (EVP & CFO), Stanley Crooke (Executive Chairman of the Board), Richard S. Geary (EVP, Chief Development Officer) and Patrick R. O’Neil (EVP, Legal and General Counsel).
(4)
The dollar amounts reported represent the average amount of compensation actually paid to the NEOs as a group (excluding Dr. Monia), as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Dr. Monia) during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the NEOs as a group (excluding Dr. Monia) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deduct: Average Reported Value of Equity Awards	Add: Average Award Adjustments(a)	Add: Average Reported Change in the Actuarial Present Value of Pension Benefits(b)	Add: Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,699,299	($1,646,670)	$2,066,581	$—	$—	$3,119,211
2022	$2,803,964	($1,887,231)	$1,818,634	$—	$—	$2,735,368
2021	$3,834,223	($3,039,250)	($81,162)	$—	$—	$713,811
2020	$5,450,933	($4,484,784)	$856,465	$—	$—	$1,822,613
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards as of the end of the Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(i)	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation(ii)	Total Equity Award Adjustments
2023	$2,202,507	($211,215)	$—	$75,289	$—	$—	$2,066,581
2022	$1,962,339	($164,642)	$—	$20,938	$—	$—	$1,818,634
2021	$1,171,440	($1,216,952)	$—	($35,650)	$—	$—	($81,162)
2020	$3,366,846	($2,476,142)	$—	($34,239)	$—	$—	$856,465
(i)	We do not grant any equity awards that vest in the same year as grant.
(ii)	We do not pay dividends or other earnings on stock or option awards.
(b)	We do not provide pension benefits to any employees of the Company.
(5)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Biotechnology Index.

(7)	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
(8)
One-year relative TSR shown is the percentile rank of the Company’s TSR as compared to the TSRs of all members of the Nasdaq Biotechnology Index, ranked in descending order, for the one-year period commencing on January 15th of the applicable year and ending January 15th of the following year, which time period is consistent with the one-year measurement period used in the PRSUs awarded in 2020-2023.

Company Selected Measure Name	One-Year Relative TSR Versus the NBI
Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of total compensation reported for Dr. Monia (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table on page 70 of this Proxy Statement.

(3)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding Dr. Monia) in the “Total” column of the Summary Compensation Table of the Proxy Statement for each applicable year. The names of each of the NEOs (excluding Dr. Monia) included for purposes of calculating the average amounts in each applicable year are as follows:

(i)
For 2023, Elizabeth L. Hougen (EVP & CFO), Onaiza Cadoret-Manier (EVP, Chief Global Product Strategy and Operations Officer), Richard S. Geary (EVP, Chief Development Officer), and Eric Swayze (EVP, Research);

(ii)
For 2022, Elizabeth L. Hougen (EVP & CFO), Joseph T. Baroldi (EVP, Chief Business Officer), Onaiza Cadoret-Manier (EVP, Chief Global Product Strategy and Operations Officer) and Richard S. Geary (EVP, Chief Development Officer);

(iii)
For 2021, Elizabeth L. Hougen (EVP & CFO), Patrick R. O’Neil (EVP, Chief Legal Officer and General Counsel), Onaiza Cadoret-Manier (EVP, Chief Global Product Strategy and Operations Officer) and Eric Swayze (EVP, Research).

(iv)	For 2020, Elizabeth L. Hougen (EVP & CFO), Stanley Crooke (Executive Chairman of the Board), Richard S. Geary (EVP, Chief Development Officer) and Patrick R. O’Neil (EVP, Legal and General Counsel).

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Biotechnology Index.

PEO Total Compensation Amount	$ 12,500,023	$ 7,299,077	$ 13,305,673	$ 10,963,040
PEO Actually Paid Compensation Amount	$ 14,224,215	9,570,917	(2,596,842)	3,439,140
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts represent the amount of compensation actually paid to Dr. Monia, as computed in accordance with Item 402(v). The dollar amounts shown in this column differ from the amounts shown in the proxy statement filed in 2023, for the years ended 2022 and 2021, due to a correction in the methodology used to calculate the value of PRSU awards. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Monia during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to Dr. Monia’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Deduct: Reported Value of Equity Awards(a)	Add: Equity Award Adjustments(b)	Add: Reported Change in the Actuarial Present Value of Pension Benefits(c)	Add: Pension Benefit Adjustments(c)	Compensation Actually Paid to PEO
2023	$12,500,023	($10,116,777)	$11,840,969	$—	$—	$14,224,215
2022	$7,299,077	($5,586,119)	$7,857,959	$—	$—	$9,570,917
2021	$13,305,673	($11,986,030)	($3,916,485)	$—	$—	($2,596,842)
2020	$10,963,040	($9,620,555)	$2,096,655	$—	$—	$3,439,140
(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards as of the end of the Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(i)	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation(ii)	Total Equity Award Adjustments
2023	$13,634,223	($3,371,063)	$—	$1,577,809	$—	$—	$11,840,969
2022	$5,731,326	$1,810,281	$—	$503,613	($187,261)	$—	$7,857,959
2021	$4,655,272	($7,885,945)	$—	($621,017)	($64,795)	$—	($3,916,485)
2020	$7,071,074	($4,319,642)	$—	($654,778)	$—	$—	$2,096,655
(i)	We do not grant any equity awards that vest in the same year as grant.
(ii)	We do not pay dividends or other earnings on stock or option awards.
(c)	We do not provide pension benefits to any employees of the Company.

Non-PEO NEO Average Total Compensation Amount	$ 2,699,299	2,803,964	3,834,223	5,450,933
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,119,211	2,735,368	713,811	1,822,613
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported represent the average amount of compensation actually paid to the NEOs as a group (excluding Dr. Monia), as computed in accordance with Item 402(v). The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Dr. Monia) during the applicable year. In accordance with the requirements of Item 402(v), the following adjustments were made to average total compensation for the NEOs as a group (excluding Dr. Monia) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deduct: Average Reported Value of Equity Awards	Add: Average Award Adjustments(a)	Add: Average Reported Change in the Actuarial Present Value of Pension Benefits(b)	Add: Average Pension Benefit Adjustments(b)	Average Compensation Actually Paid to Non-PEO NEOs
2023	$2,699,299	($1,646,670)	$2,066,581	$—	$—	$3,119,211
2022	$2,803,964	($1,887,231)	$1,818,634	$—	$—	$2,735,368
2021	$3,834,223	($3,039,250)	($81,162)	$—	$—	$713,811
2020	$5,450,933	($4,484,784)	$856,465	$—	$—	$1,822,613
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:
Year	Year End Fair Value of Equity Awards	Change in Fair Value of Outstanding and Unvested Equity Awards as of the end of the Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(i)	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation(ii)	Total Equity Award Adjustments
2023	$2,202,507	($211,215)	$—	$75,289	$—	$—	$2,066,581
2022	$1,962,339	($164,642)	$—	$20,938	$—	$—	$1,818,634
2021	$1,171,440	($1,216,952)	$—	($35,650)	$—	$—	($81,162)
2020	$3,366,846	($2,476,142)	$—	($34,239)	$—	$—	$856,465
(i)	We do not grant any equity awards that vest in the same year as grant.
(ii)	We do not pay dividends or other earnings on stock or option awards.
(b)	We do not provide pension benefits to any employees of the Company.

Compensation Actually Paid vs. Total Shareholder Return
Analysis of the Information Presented in the Pay Versus Performance Table
While the Company utilizes several performance measures as it seeks to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table (“PVP Table”). Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v)) for a particular year. In accordance with Item 402(v), the Company is providing the descriptions and graphs below regarding the relationships between certain information presented in the PVP Table.
Compensation Actually Paid and Cumulative TSR
The graph below shows the amount of compensation actually paid to Dr. Monia and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Dr. Monia) against the Company’s cumulative TSR over the four years presented in the table.

Compensation Actually Paid vs. Net Income
Analysis of the Information Presented in the Pay Versus Performance Table
While the Company utilizes several performance measures as it seeks to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table (“PVP Table”). Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v)) for a particular year. In accordance with Item 402(v), the Company is providing the descriptions and graphs below regarding the relationships between certain information presented in the PVP Table.
Compensation Actually Paid and Net Income
The graph below shows the amount of compensation actually paid to Dr. Monia and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Dr. Monia) and the Company’s net income over the four years presented in the table. As noted above, the Company does not use compensation actually paid to set executive compensation.

Compensation Actually Paid vs. Company Selected Measure
Analysis of the Information Presented in the Pay Versus Performance Table
While the Company utilizes several performance measures as it seeks to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table (“PVP Table”). Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v)) for a particular year. In accordance with Item 402(v), the Company is providing the descriptions and graphs below regarding the relationships between certain information presented in the PVP Table.
Compensation Actually Paid and One-Year Relative Total Shareholder Return (our Company-Selected Measure)
The graph below shows the amount of compensation actually paid to Dr. Monia and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Dr. Monia) and the Company’s one-year relative total shareholder return shown as a percentile rank of the Company’s TSR as compared to the TSRs of all members of the Nasdaq Biotechnology Index for each of the four years presented in the table.

Total Shareholder Return Vs Peer Group
Analysis of the Information Presented in the Pay Versus Performance Table
While the Company utilizes several performance measures as it seeks to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance Table (“PVP Table”). Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v)) for a particular year. In accordance with Item 402(v), the Company is providing the descriptions and graphs below regarding the relationships between certain information presented in the PVP Table.
Cumulative TSR of the Company and Cumulative TSR of the NBI
The graph below shows the Company’s cumulative TSR over the four-year period against the cumulative TSR of the peer group presented for this purpose, the Nasdaq Biotechnology Index.

Tabular List, Table
Financial Performance Measures
As described in greater detail in the CD&A, we design our executive compensation program to drive the creation of long-term stockholder value and mitigate unnecessary or imprudent business risk taking. To that end, we seek to structure our executive compensation program to align executive compensation with Company performance. The most important financial performance measures used by the Company in fiscal year 2023 to link executive compensation actually paid to the Company’s NEOs to the Company’s performance are listed in the table to the right.
Most Important Financial Performance Measures
Revenue
One-Year Relative TSR Versus the NBI
Whether We Met Our Non-GAAP Net Operating Loss Guidance

Total Shareholder Return Amount	$ 83.74	62.52	50.37	93.59
Peer Group Total Shareholder Return Amount	118.87	113.65	126.45	126.42
Net Income (Loss)	$ (366,286,000)	$ (269,722,000)	$ (28,597,000)	$ (479,743,000)
Company Selected Measure Amount	89	81	41	35
PEO Name	Dr. Monia	Dr. Monia	Dr. Monia	Dr. Monia
Additional 402(v) Disclosure
All information provided above under the “Item 402(v) Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	One-Year Relative TSR Versus the NBI
Measure:: 3
Pay vs Performance Disclosure
Name	Whether We Met Our Non-GAAP Net Operating Loss Guidance
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,116,777)	$ (5,586,119)	$ (11,986,030)	$ (9,620,555)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,840,969	7,857,959	(3,916,485)	2,096,655
PEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,634,223	5,731,326	4,655,272	7,071,074
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards as of the end of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,371,063)	1,810,281	(7,885,945)	(4,319,642)
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,577,809	503,613	(621,017)	(654,778)
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(187,261)	(64,795)	0
PEO | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,646,670)	(1,887,231)	(3,039,250)	(4,484,784)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,066,581	1,818,634	(81,162)	856,465
Non-PEO NEO | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,202,507	1,962,339	1,171,440	3,366,846
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards as of the end of the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(211,215)	(164,642)	(1,216,952)	(2,476,142)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	75,289	20,938	(35,650)	(34,239)
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0